UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7383]
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

WINSLOW GREEN GROWTH FUND
Schedule of Investments
3/31/2009 (Unaudited)

Shares	Security Description	Value

	COMMON STOCK - 100.0%

	Clean Energy Generation - 5.6%
1,800,000	Canadian Hydro Developers, Inc. (a)	$3,412,119
116,575	Clean Energy Fuels Corp.	709,942
2,904,000	Nevada Geothermal Power, Inc. (a)	1,071,034
1,109,505	Real Goods Solar, Inc. (a)(b)(c)	2,219,010
3,209,835	U.S. Geothermal, Inc. (a)(c)	2,278,983
		9,691,088
	Clean Energy Technology - 18.9%
610,000	American Superconductor Corp. (a)	10,559,100
5,900,000	Capstone Turbine Corp. (a)	4,248,000
915,275	Carmanah Technologies Corp.	522,683
400,000	Energy Conversion Devices, Inc. (a)	5,308,000
70,000	First Solar, Inc. (a)	9,289,000
76,618	Infinity Bio-Energy, Ltd (a)	4,597
620,500	Protonex Technology Corp. (a)(b)	289,354
133,400	Sunpower Corp.	2,641,320
		32,862,054
	Environmental Services - 6.1%
50,000	Covanta Holdings Corp.	654,500
614,906	Telvent GIT S.A. (b)	8,012,225
6,330,001	World Energy Solutions, Inc. (a)(b)(c)	1,983,146
		10,649,871
	Green Building Products - 16.3%
1,200,000	Interface, Inc.	3,588,000
1,150,469	Lighting Science Group Corp. (a)(b)	920,375
1,120,400	LSB Industries, Inc. (a)(c)	11,080,756
50,000	Miller Herman, Inc.	533,000
616,100	Waterfurnace Renewable Energy, Ltd. (b)(c)	12,162,697
		28,284,828
	Green Transportation - 1.0%
65,000	Wabtec Corp.	1,714,700

	Internet / Software - 5.6%
250,000	Bankrate, Inc. (a)	6,237,500
925,000	Monotype Imaging Holdings, Inc. (a)	3,459,500
		9,697,000
	Medical Products - 3.5%
230,000	SurModics, Inc. (a)	4,197,500
3,043,792	ThermoGenesis Corp. (a)(b)(c)	1,826,275
		6,023,775
	Pharmaceuticals - 10.7%
172,987	AMAG Pharmaceuticals, Inc. (a)	6,360,732
420,000	Biomarin Pharmaceuticals, Inc.	5,187,000
1,475,000	Repligen Corp. (a)	7,065,250
		18,612,982
	Resource Efficiency - 12.0%
85,000	Itron, Inc. (a)	4,024,750
32,175	MYR Group, Inc.	490,669
2,137,911	Orbcomm, Inc. (a)(c)	3,142,729
125,000	Schnitzer Steel Industries, Inc.	3,923,750
775,000	Sims Metal Management, Ltd.	9,238,000
		20,819,898
	Sustainable Living - 7.0%
120,000	Chipotle Mexican Grill, Inc. (a)	6,877,200
102,482	Gaiam, Inc. (a)	336,141
100,000	Green Mountain Coffee Roasters, Inc. (a)	4,800,000
1,000,000	Organic To Go Food Corp. (a)	45,000
		12,058,341
	Water Management - 13.3%
1,347,873	Basin Water, Inc. (a)(b)(c)	1,186,128
1,766,980	Bioteq Environmental Technologies, Inc. (a)	588,619
580,000	Energy Recovery, Inc.	4,408,000
200,000	Lindsay Corp.	5,400,000
535,000	Nalco Holding Co.	6,992,450
1,735,411	Pure Technologies Ltd. (b)	4,473,418
		23,048,615

	Total Common Stock (Cost $320,939,842)	173,463,152

	Warrants - 0.0%
343,569	Capstone Turbine Corp., Expires 9/17/2013 at $1.92 (a)(d)	-
147,354	U.S. Geothermal, Inc. Expires 4/24/2010 at $3.00 (a)(d)	-
	Total Warrants (Cost $0)	-

	Short Term Investments - 0.6%
1,012,671	Fidelity Institutional Money Market Fund (Cost $1,012,671)	1,012,671

	Total Investments (Cost $321,952,513) - 100.6%	$174,475,823

	Liabilities in Excess of Other Assets - (0.6%)	(1,006,278)

	NET ASSETS - 100.0%	$173,469,545

Contracts	Security Description	Strike price	Expiration	Value
	Call Options Written
585	American Superconductor Corp. (a)	22.50	April 2009	$(8,775)
350	First Solar, Inc. (a)	200	June 2009	(108,500)
1,000	Green Mountain Coffee Roasters, Inc. (a)	45	June 2009	(575,000)
965	Lindsay Corp. (a)	30	September 2009	(482,500)
	Total Call Options Written (Premiums received $702,092)			$(1,174,775)

(a)	Non-income producing security.
(b)	A portion of the security is considered illiquid. As of March 31, 2009, the value of these investments was $24,355,124 or 14.0% of total net assets.
(c)	Affiliated Company as defined by the Investment Company Act of 1940.
(d)	Securities are fair valued under the supervision of the Board of Trustees.

The cost basis of investments for federal income tax purposes at March 31, 2009, 2008 was as follows+:

Cost of investments	$322,753,952
Gross unrealized appreciation	14,831,871
Gross unrealized depreciation	(163,110,000)
Net unrealized depreciation	$(148,278,129)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Disclosure at March 31, 2009 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 claifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the mesurement of fair value more consistant and comparable.  The Winslow Green Growth Fund has adopted FAS 157 effective January 1, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Investments in	Other Financial
Description	Securities	Instruments *
Level 1 - Quoted prices	$174,475,823	$(1,174,775)
Level 2 - Other Significant
observable inputs	-	-
Level 3 - Singnificant
unobservable inputs	-	-
Total	$174,475,823	$(1,174,775)

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

FAS 161 - Disclosures About Derivative Instruments and Hedging Activities at March 31, 2009 (Unaudited)

In March 2008, Statement of Financial Accounting Standards 161, "Disclosures about Derivative Instruments and Heding Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

	Liability Derivaties as of March 31, 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value

Equity Contracts	Payables	$1,174,775

WINSLOW GREEN SOLUTIONS FUND
Schedule of Investments
3/31/2009 (Unaudited)

Shares	Security Description	Value

	COMMON STOCK - 94.5%

	Clean Energy Generation - 9.8%
36,917	Avista Corp.	$508,716
33,752	Calpine Corp.(a)	229,851
118,512	Canadian Hydro Developers, Inc. (a)	224,654
28,507	Ormat Technologies, Inc.	782,802
77,615	Real Goods Solar, Inc. (a)	155,230
177,740	U.S. Geothermal, Inc. (a)	126,195
		2,027,448
	Clean Energy Technology - 18.2%
342,343	Capstone Turbine Corp. (a)	246,487
234,580	Carmanah Technologies Corp.	133,961
46,480	Energy Conversion Devices, Inc. (a)	616,790
8,045	First Solar, Inc. (a)	1,067,572
4,403	Infinity Bio-Energy, Ltd. (a)	264
16,500	Protonex Technology Corp. (a)	7,694
7,365	Solar Millennium AG (a)	99,026
30,364	Sunpower Corp.	601,207
22,086	Vestas Wind Systems (a)	969,108
		3,742,109
	Environmental Services - 8.0%
134,312	Casella Waste Systems, Inc. (a)	229,674
5,828	Climate Exchange Plc (a)	68,571
37,401	Covanta Holdings Corp. (a)	489,579
60,213	Telvent GIT S.A.	784,575
253,157	World Energy Solutions, Inc. (a)	79,312
		1,651,711
	Green Building Products - 12.9%
22,201	Acuity Brands, Inc.	500,411
138,006	Interface, Inc.	412,638
46,087	Kingspan Group	168,692
68,019	LSB Industries, Inc. (a)(c)	672,708
25,641	Miller Herman, Inc.	273,333
31,472	Waterfurnace Renewable Energies, Ltd.	621,302
		2,649,084
	Green Transportation - 5.0%
72,330	Firstgroup Plc	277,618
28,784	Wabtec Corp.	759,321
		1,036,939
	Resource Efficiency - 23.1%
20,467	Baldor Electric Co.	296,567
22,000	Itron, Inc. (a)	1,041,700
20,000	MYR Group, Inc.	305,000
10,532	Novozymes AS	760,826
25,254	Quanta Services, Inc. (a)	541,698
16,148	Roper Industries, Inc.	685,483
5,794	Schnitzer Steel Industries, Inc.	181,874
79,707	Sims Metal Management, Ltd.	950,107
		4,763,255
	Sustainable Living - 8.2%
9,188	Chipotle Mexican Grill, Inc. (a)	526,564
40,139	Gaiam, Inc. (a)	131,656
41,579	Sunopta, Inc. (a)	71,932
50,886	United Natural Foods, Inc. (a)	965,307
		1,695,459
	Water Management - 9.3%
28,387	American Water Works Company, Inc.	546,166
90,693	Bioteq Environmental Technologies, Inc. (a)	30,212
40,118	Energy Recovery, Inc. (a)	304,897
69,071	Nalco Holding Co.	902,758
50,000	Pure Technologies Ltd.	128,886
		1,912,919

	Total Common Stock (Cost $29,350,681)	19,478,924

	Warrants - 0.0%
42,360	Capstone Turbine Corp., Expires 9/17/13 at $1.92 (a)(b)	-
12,000	U.S. Geothermal, Inc. Expires 4/24/10 at $3.00 (a)(b)	-
	Total Warrants (Cost $0)	-

	Short Term Investments - 5.4%
910,783	Fidelity Institutional Money Market Fund	910,783
193,871	First American Institutional Government Fund	193,871
	Total Short Term Investments (Cost $1,104,654)	1,104,654

	Total Investments (Cost $30,455,335) - 99.9%	20,583,578

	Other Assets in Excess of Liabilities - 0.1%	29,085

	NET ASSETS - 100.0%	$20,612,663

(a)	Non-income producing security.
(b)	Securities are fair valued under the supervision of the Board of Trustees. See Note 2 of the Notes to Financial Statements.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows+:

Cost of investments	$30,654,251
Gross unrealized appreciation	852,583
Gross unrealized depreciation	(10,923,256)
Net unrealized depreciation	$(10,070,673)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Disclosure at March 31, 2009 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 claifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the mesurement of fair value more consistant and comparable.  The Winslow Green Solutions fund has adopted FAS 157 effective January 1, 2008.  A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Investments in	Other Financial
Description	Securities	Instruments *
Level 1 - Quoted prices	$20,583,578	$-
Level 2 - Other Significant
observable inputs	-	-
Level 3 - Singnificant
unobservable inputs	-	-
Total	$20,583,578	$-

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title      /s/Robert M. Slotky
                   Robert M. Slotky, President

Date  May 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Robert M. Slotky
                  Robert M. Slotky, President

Date  May 18, 2009

By (Signature and Title)*       /s/ Eric W. Falkeis
                   Eric W. Falkeis, Treasurer

Date  May 20, 2009

•	Print the name and title of each signing officer under his or her signature.